Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2022
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Employee Benefit Plans and Similar Obligations
37.	EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Note 2.b.10) describes the main characteristics and accounting treatment for employee benefit plans and similar obligations implemented by the Group.
Retirement plan
The charges recognized under the Retirement Plan amounted to approximately 4, 3 and 3 for the years ended December 31, 2022, 2021 and 2020, respectively.
Objective performance bonus programs and performance evaluation programs
The amount charged to expense related to the programs described was 122, 73 and 58 for the years ended December 31, 2022, 2021 and 2020, respectively.
Share-based benefit plans
Consistent with share-based benefit plans approved in previous years, the Company’s Board of Directors:

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at its meeting held on May 9, 2017, approved the creation of a new shared-based benefit plan for 2017-2020 effective for 3 years from July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years from July 1, 2018 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from July 1, 2019 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on November 10, 2020, approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on September 23, 2021, approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on September 15, 2022, approved the creation of a new shared-based benefit plan for 2022-2025 effective for 3 years from August 1, 2022 (grant date), with similar characteristics to the previously implemented schemes.

The repurchase of treasury shares is presented in Note 30. The cost of such repurchases is disclosed in the shareholders’ equity in the account of “Acquisition cost of Treasury shares”, while the nominal value and its adjustment derived from the monetary restatement made under the prior accounting principles (Argentine Accounting Standards) have been reclassified from the account “Capital” to the account “Treasury shares”, respectively.
Moreover, the 2019 - 2022 Plan was supplemented with an additional dollar amount, with the same vesting as the share-based benefit plan, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.
Besides, it was defined that the 2021 - 2024 Plan would be paid in cash, which was reported in liabilities in “Salaries and social security”, included in “Bonuses and incentives provision” line. This liability is measured at fair value at the end of each period and charged to comprehensive income for the fiscal year. The change described in the conditions of the Plan does not have any significant effects.
Information related to the evolution of the quantity of shares, of the share-based benefit plans at the end of the years ended December 31, 2022, 2021 and 2020, is as follows:
Plan 2017 - 2020

	2022	2021	2020
Amount at the beginning of the fiscal year	-	-	183,201
- Granted	-	-	-
- Settled	-	-	(179,160)
- Expired	-	-	(4,041)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	1
Fair value of shares on grant date (in dollars)	-	-	20.26

(1)	The life of the plan in 2020 was 7 months.

Plan 2018 - 2021

	2022	2021		2020
Amount at the beginning of the fiscal year	-	237,082		508,458
- Granted	-	-		-
- Settled	-	(230,254)		(246,457)
- Expired	-	(6,828)		(24,919)

Amount at the end of the fiscal year (1)	-	-		237,082

Expense recognized during the fiscal year	-	-	(2)	2
Fair value of shares on grant date (in dollars)	-	13.60		13.60

(1)	The life of the plan in 2021 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2020.
(2)	Registered value less than 1.
Plan 2019 - 2022

	2022		2021	2020
Amount at the beginning of the fiscal year	258,904		467,368	758,690
- Granted	-		-	-
- Settled	(192,225)		(182,510)	(246,236)
- Expired	(66,679)		(25,954)	(45,086)

Amount at the end of the fiscal year (1)	-		258,904	467,368

Expense recognized during the fiscal year	-	(2)	2	5
Fair value of shares on grant date (in dollars)	9.97		9.97	9.97

(1)	The life of the plan in 2022 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2021, and between 7 and 19 months as of December 31, 2020.
(2)	Registered value less than 1.
Plan 2020 - 2023

	2022	2021	2020
Amount at the beginning of the fiscal year	469,779	774,150	-
- Granted	-	-	774,150
- Settled	(308,298)	(263,914)	-
- Expired	(22,435)	(40,457)	-

Amount at the end of the fiscal year (1)	139,046	469,779	774,150

Expense recognized during the fiscal year	1	2	1
Fair value of shares on grant date (in dollars)	4.75	4.75	4.75

(1)
The average remaining life of the plan is 7 months as of December 31, 2022, whereas the remaining life of the plan was between 7 and 19 months as of December 31, 2021, and between 7 and 31 months as of December 31, 2020.

Plan 2021 - 2024

	2022	2021	2020
Amount at the beginning of the fiscal year	1,252,400	-	-
- Granted	-	1,252,400	-
- Settled	(418,598)	-	-
- Expired	(14,979)	-	-

Amount at the end of the fiscal year (1)	818,823	1,252,400	-

Expense recognized during the fiscal year	6	2	-
Fair value of shares on grant date (in dollars)	8.00	8.00	-

(1)	The average remaining life of the plan is between 7 and 19 months as of December 21, 2022, whereas the average remaining life of the plan was between 7 and 31 months as of December 31, 2021.
Plan 2022 - 2025

	2022	2021	2020
Amount at the beginning of the fiscal year	-	-	-
- Granted	962,150	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year (1)	962,150	-	-

Expense recognized during the fiscal year	1	-	-
Fair value of shares on grant date (in dollars)	6.67	-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2022.